Schedule of Investments (unaudited)	iShares® 1-3 Year Treasury Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$72,205	$67,379,111
0.25%, 06/30/25	97,720	90,887,234
0.25%, 07/31/25	126,448	117,246,315
0.25%, 08/31/25	908,784	839,915,582
0.25%, 09/30/25(a)	162,321	149,607,600
0.25%, 10/31/25	262,450	241,115,502
0.38%, 09/15/24	69	66,025
0.50%, 03/31/25	139,969	131,876,665
0.63%, 10/15/24	945	907,702
0.63%, 07/31/26	351,204	317,277,597
0.75%, 11/15/24	2,893	2,772,602
0.75%, 03/31/26	295,457	270,851,063
0.75%, 04/30/26	392,147	358,385,868
0.75%, 05/31/26	691,889	630,484,307
0.75%, 08/31/26	439,902	397,733,629
0.88%, 06/30/26	250,860	229,027,523
0.88%, 09/30/26	413,679	374,815,798
1.00%, 12/15/24	847,090	811,519,027
1.13%, 01/15/25	717,795	686,671,663
1.13%, 02/28/25	160,313	152,748,230
1.13%, 10/31/26	413,772	376,370,892
1.25%, 11/30/26	426,800	388,738,108
1.38%, 08/31/26	170,375	156,751,839
1.50%, 11/30/24	146	141,042
1.50%, 02/15/25	998,037	956,556,375
1.50%, 08/15/26	397,808	367,537,298
1.63%, 05/15/26	295,917	275,931,417
1.63%, 09/30/26	129,916	120,222,585
1.63%, 10/31/26	196,808	181,617,252
1.63%, 11/30/26	157,400	145,004,750
1.75%, 03/15/25	8,379	8,039,201
1.88%, 06/30/26	175,498	164,316,389
1.88%, 07/31/26	160,550	149,970,005
2.00%, 02/15/25	676,885	652,665,305
2.00%, 08/15/25	155,530	148,390,939
2.00%, 11/15/26	371,600	346,502,485
2.13%, 05/15/25	491,409	472,040,768
2.13%, 05/31/26	179,902	169,712,051
2.25%, 10/31/24	992	966,117
2.25%, 11/15/24	588,033	571,724,464
2.25%, 11/15/25	549,124	523,855,910
2.25%, 03/31/26	95,891	90,972,746
2.50%, 01/31/25	29,256	28,400,131
2.50%, 02/28/26	97,976	93,585,738
2.63%, 03/31/25	625	605,496
2.63%, 04/15/25	470,697	456,097,847
2.75%, 02/28/25	66,326	64,493,873
2.75%, 05/15/25	729,382	706,931,195
2.75%, 06/30/25	66,624	64,502,672
2.75%, 08/31/25	24,665	23,820,608
2.88%, 04/30/25	161,689	157,072,409
2.88%, 05/31/25	24,687	23,972,524
2.88%, 06/15/25	669,077	649,134,979
2.88%, 07/31/25	53,751	52,066,792
3.00%, 07/15/25	135,723	131,821,255
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 09/30/25	$278,100	$269,539,444
3.00%, 10/31/25	189,933	183,968,110
3.13%, 08/15/25	277,020	269,348,234
3.50%, 09/15/25	223,878	218,936,748
3.63%, 05/15/26	444,433	434,919,063
3.75%, 04/15/26	471,162	462,419,637
3.88%, 03/31/25	233,718	230,303,525
3.88%, 04/30/25	221,256	217,954,445
3.88%, 01/15/26	854,140	840,861,182
4.00%, 12/15/25	944,275	931,697,458
4.00%, 02/15/26	1,296,431	1,279,263,710
4.13%, 01/31/25	142,347	140,773,596
4.13%, 06/15/26	296,663	293,730,641
4.25%, 09/30/24	79	77,964
4.25%, 05/31/25	137,286	135,961,800
4.25%, 10/15/25	686,190	679,944,601
4.38%, 10/31/24	968	960,215
4.38%, 08/15/26	311,523	310,367,156
4.50%, 11/15/25	1,371,542	1,365,862,767
4.50%, 07/15/26	248,149	247,974,921
4.63%, 02/28/25	341,957	340,180,030
4.63%, 06/30/25	213,020	212,212,854
4.63%, 03/15/26	401,198	401,339,145
4.63%, 09/15/26	320,305	321,405,948
4.63%, 10/15/26	332,512	333,732,543
4.63%, 11/15/26	347,800	349,294,455
4.88%, 11/30/25	219,500	220,185,938
5.00%, 08/31/25	298,655	299,565,167
5.00%, 09/30/25	311,200	312,343,191
6.75%, 08/15/26	26,734	28,231,099
		25,925,178,087
Total Long-Term Investments — 99.1%
(Cost: $26,299,706,494)		25,925,178,087

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)(d)	153,745,000	153,745,000

Total Short-Term Securities — 0.6%
(Cost: $153,745,000)		153,745,000

Total Investments in Securities — 99.7%
(Cost: $26,453,451,494)		26,078,923,087
Other Assets Less Liabilities — 0.3%		81,884,319
Net Assets — 100.0%		$26,160,807,406

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year Treasury Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$224,923,015	$—	$(71,178,015	)(a)	$—	$—	$153,745,000	153,745,000	$2,335,534	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$25,925,178,087	$—	$25,925,178,087
Short-Term Securities
Money Market Funds	153,745,000	—	—	153,745,000
	$153,745,000	$25,925,178,087	$—	$26,078,923,087

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